BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2024
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“tgs” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). tgs commenced operations on December 28, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). TGS’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to tgs for a period of thirty-five years (“the License”). tgs is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where TGS processes natural gas to obtain liquids, was transferred from GdE along with the gas transmission assets. tgs also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, wellhead gas gathering and pipeline construction, operation and maintenance services. In addition, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of terrestrial and digital radio relay.

Subsequently, the corporate purpose of the Company was modified to incorporate the development of complementary activities, incidental, linked and / or derived from natural gas transportation, such as the generation and commercialization of electric power and the provision of other services for the hydrocarbon sector in general.

Dedicated Branch

On November 4, 2024, the Board of Directors of the Company decided to establish the Dedicated Branch Transportadora de Gas del Sur S.A. – Sucursal Dedicada 1 (hereinafter “Dedicated Branch”), to request adherence to the Large Investment Incentive Regime (“RIGI”), in relation to the project to expand the transportation capacity of the Perito Francisco Pascasio Moreno Gas Pipeline (“Perito Moreno Gas Pipeline”), on the Tratayén – Salliqueló route.
The RIGI promotes investment in projects that qualify as large long-term investments in Argentina by granting a series of tax, customs, and exchange incentives, as well as an efficient system for the protection of rights and resolution of disputes. Projects that adhere to the RIGI must be developed in specific sectors defined by Law 27,742 and Decree 749/2024, including the activities of Transportation and Storage of oil and gas.

The Dedicated Branch will have the sole purpose of executing of a unique project in the oil and gas sector, which involves the transportation capacity of section I of the Perito Moreno Gas Pipeline, on the Tratayén - Saliquelló route and the exploitation of the project, which includes transporting and/or using and/or disposing of the natural gas transportation capacity resulting from the expansion project for itself and for third parties through any title, modality or figure permitted by applicable regulations. For such purposes, the Dedicated Branch may carry out all those activities that are accessory, complementary and/or subsidiary to the execution, operation and maintenance of said project (including but not limited to the construction, operation and/or maintenance of pipelines, facilities and/or plants) and the transportation and/or disposal of hydrocarbon transportation capacity under the terms permitted by applicable laws; having full legal capacity to acquire rights and/or enter into obligations and/or perform all acts that are not prohibited by law or its bylaws (including fulfilling mandates and commissions). To achieve its purpose, it may also carry out any type of financial operations in general, excluding those provided for in the Financial Institutions Act.

On December 2, 2024, the Dedicated Branch was registered in IGJ.

As of the date of issuance of these consolidated financial statements, the National Government has not issued the tender.

For more information, see note 17.d) Regulatory framework – Dedicated Branch.

Major Shareholders

tgs’ controlling shareholder Compañía de Inversiones de Energía S.A. (“CIESA”), holds 51% of the common stock of the company, the National Social Security Administration (“ANSES”) holds 24% and the remaining 25% is held by the investing public (tgs has 5.25% of the shares in the portfolio).

CIESA is under joint control of Pampa Energía S.A. (“Pampa Energía”) with 50% and Grupo Inversor Petroquímica S.L. (“GIP”) and PCT L.L.C. with the remaining 50%.

The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2024:

44%, 24%, 8%, 12%, 5%, 99.98%, 0.02%, 49%, 25.5%, 20.4%, 5.10%

Economic context

The Company operates in a complex economic context whose main variables have recently had strong volatility as a result of political and economic events at the national level.

Among the main macroeconomic variables for 2024 we can mention:

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The CPI for 2024 was 117.8%, while the CPI for 2023 was 211.4%. After taking office on December 10, 2023 and raising the official exchange rate from $366 to $800, inflation for the month of December 2023 registered a variation of 25.5%, the highest in the last 3 decades. In 2024, meanwhile, after increases of 20.6%, 13.2% and 11% were recorded in the first 3 months of the year, the speed of inflation slowed down to 2.7% in October, the lowest figure in 3 years.

•	The WPI variation for the year 2024 was 67.1%, having accumulated 276.4% in 2023.

•
Following the aforementioned devaluation of the Argentine peso on December 12, 2023, the Argentine government defined a stable devaluation path of 2% per month for the US currency. The exchange rate, as published by the BNA, ended 2024 at $ 1,032.00 per US dollar, while as of December 31, 2023, it was $ 808.45 at the end of 2023 (representing an increase of approximately 27.7%, below the inflation measured by the CPI). Regarding the exchange rate gap, at the time of the current administration’s assumption of office, it was above 150%, while at the end of 2024 it was 13% approximately.

•	The risk premium paid on Argentine debt, measured by the EMBI+ prepared by JP Morgan, stood at around 1,906 points as of December 31, 2023. As of December 31, 2024, it was 635 points.

•
Economic activity: GDP showed a decline of 2.1% in the third quarter of 2024, compared to the same period of the previous year. Meanwhile, in November 2024, the monthly economic activity estimator (“EMAE”) recorded a year-on-year decline of 0.9%. During 2024, the performance of this indicator was somewhat uneven and heterogeneous depending on each sector of the economy. While energy (favored by the development of Vaca Muerta) and mining showed the most significant increases, construction, industry and commerce fell compared to 2023.

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The December 2024 Wage Index recorded a year-on-year increase of 145.5%. It is important to highlight the disparity shown by the wage evolution of private workers, compared to state workers and unregistered wages. Something similar has occurred with the unemployment rate, which rose to 6.9% in the third quarter of 2024.

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BCRA reserves remained under pressure despite measures implemented to accelerate the inflow of foreign currency. As of December 31, 2024, net reserves reached US$29,612 million, from US$23,073 million in December 2023.

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The trade balance for 2024 was in surplus by US$ 18,899 million, having been in deficit by US$ 6,925 million in 2023. This was mainly driven by the increase in agricultural and energy exports and the decrease in imports.

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Since the first month of management, Javier Milei’s government has managed to reverse the fiscal deficit, achieving for the first time in 14 years a primary and financial surplus. In this regard, the financial surplus was $1.8 trillion, equivalent to 0.3% of GDP. Meanwhile, the primary surplus reached 1.8% of GDP. This was achieved thanks to a 27% reduction in primary expenditures.

On December 10, 2023, a new administration took office, marking a change in the economic, political, and international direction the country was taking. At the time of its inauguration, unfavorable macroeconomic conditions and uncertainty regarding the political governability of the new administration led to the adoption of a series of measures within the framework of an emergency scheme aimed at eliminating the fiscal deficit (via a strong fiscal adjustment), reducing monetary issuance to zero by the BCRA (with the consequent drop in inflation), and readjusting relative prices, especially for public services.

Along with these measures, the government formalized a series of reforms, including the decree deregulating the Argentine state, the tax law and perhaps the most relevant of all, the submission to the National Congress of the text of the Ley Bases. After six months of debate in the National Congress, on June 28, 2024, the Chamber of Deputies approved the final text of the Basic Law, which had previously received partial approval from the Senate. Among other issues, the Basic Law includes:

•	The declaration of public emergency in administrative, economic, financial and energy matters for a period of one year.
•	Changes in the calculation of income tax for individuals, in the single tax regime, personal property and money laundering.
•	The privatization, whether total or partial, of certain companies and corporations that are wholly or majority owned by the national State is authorized.
•
A Large Investment Incentive Regime (“RIGI”) for projects that meet certain conditions. The RIGI is a regime that grants tax, customs and exchange benefits with the aim of increasing the level of private investment in the economy.

•	A reform of the labor and retirement system.
•
The amendment to the Natural Gas Law N° 24,076 in order to, among other things, allow the extension of the License for an additional period of 20 years (as opposed to the 10-year extension originally established).

•	Amendments to Hydrocarbons Law N° 17,319 to provide legal certainty for Argentinas´ energy development and ensure free trade and competition.

The Ley Bases has been challenged by various sectors of the economy and the political spectrum and has been challenged in court, however, this is of utmost importance for the economic and institutional restructuring and recovery of the country.

Although some of the reforms proposed by the Ley Bases have already been implemented, others are in the process of being regulated and discussed by the legislature. For this reason, at the date of issue of the Report, it is not possible to foresee the impact that the Ley Bases and the fiscal package could have on the results, financial situation and cash flow of the Company. However, given the financial situation of tgs, it is estimated that it will be able to continue to meet its financial commitments in the near future.

On April 11, 2025, the Government announced the launch of the next phase of its macroeconomic plan, which includes, among other measures: (i) allowing the exchange rate of the U.S. dollar in the official foreign exchange market (MULC) to fluctuate within a moving band between ARS 1,000 and ARS 1,400, with the band limits widening at a monthly rate of 1%; (ii) eliminating the “dólar blend” mechanism, lifting foreign exchange restrictions for individuals, allowing profit distributions to foreign shareholders starting from fiscal years beginning in 2025, and relaxing deadlines for foreign trade payments; and (iii) reinforcing the nominal anchor by enhancing the monetary policy framework, under which the Central Bank will not issue pesos to finance the fiscal deficit or to remunerate its monetary liabilities.

The context of volatility and uncertainty continues at the date of issue of these consolidated financial statements. Government measures already implemented, or those that may be implemented in the future, could eventually affect the results of operations, financial situation and assets of the Company.

Likewise, the Company’s management permanently monitors the evolution of the variables that affect its business, to define its course of action and identify the potential impacts on its equity and financial situation. The reforms proposed by the new government began their legislative discussion process. It is not possible to predict at this time its evolution or new measures that could be announced. Likewise, the Company cannot guarantee that the aforementioned macroeconomic difficulties or the adoption of new measures by the Argentine Government to control inflation may affect its operations and financial situation.

The Company’s financial statements must be read in light of these circumstances.